Subsequent Events (FY)	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 16-Subsequent Events
On January 4, 2022, Angion announced a reduction in force impacting somewhat less than half of its current employees. Angion’s decision to engage in this reduction resulted from an assessment of its internal resources needs, given the results of the Phase 3 study of ANG-3777 in patients at risk for DGF would likely not support a regulatory approval in that population and the Phase 2 study in CSA-AKI would not support a Phase 3 trial in that indication. This reduction was a cost-cutting measure across the organization to support its 2022 primary focus on the clinical development of its investigational asset ANG-3070, a highly selective, oral tyrosine kinase receptor inhibitor in development as a treatment for fibrotic diseases, particularly in the kidney and lung, as well as advancing preclinical assets to IND-enabling studies.
On February 25, 2022, Angion entered into a Separation Agreement with Itzhak D. Goldberg, M.D., who formerly served as Executive Chairman and Chief Scientific Officer and currently serves as a director and Chairman Emeritus on Angion’s Board. Pursuant to the terms of the Separation Agreement, Dr. Goldberg will receive severance benefits of approximately $1.1 million. Under Angion’s Amended and Second Restated 2015 Equity Incentive Plan and its 2021 Incentive Award Plan, Dr. Goldberg will continue to vest his PSUs and stock options and exercisability of his options, so long as he remains in continuous service with Angion as a director on the Board or otherwise.
On March 1, 2022, Angion entered into a Separation Agreement with Elisha Goldberg, former employee and son of Itzhak D. Goldberg, M.D., who currently serves as a director and Chairman Emeritus on Angion’s Board. Pursuant to the terms of the Separation Agreement, Mr. Goldberg will receive severance benefits of approximately $0.5 million. Mr. Goldberg will also have the right to exercise any vested stock options he may have received under Angion’s Amended and Second Restated 2015 Equity Incentive Plan or its 2021 Incentive Award Plan until December 31, 2022, which extended the exercise period by 11 months.